Relationships with Related Parties - Schedule of Amounts Payable to Related Parties (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amount payables to related parties [line items]
Amounts Payable	€ 3,034	€ 954	€ 1,523
Compensation [member] | Directors Fees [member]
Disclosure of amount payables to related parties [line items]
Amounts Payable	2,964	535	1,121
Pension obligation [member] | Directors Fees [member]
Disclosure of amount payables to related parties [line items]
Amounts Payable	€ 70	€ 419	€ 402